Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 03, 2011
Line of Credit Facility [Line Items]
Credit Agreement Term	5 years
Debt instrument due date		June 3, 2016
Line of credit facility, amount outstanding	$ 586,500,000
Line of credit facility, interest rate during period	1.437%
Margin for LIBOR based loans, percentage	1.10%
Margin for base rate loans, percentage	0.10%
Line of credit facility commitment fee amount, percentage	0.15%
Covenant ratio debt EBITDA maximum numerator, through December 31, 2012	3.25
Covenant ratio debt EBITDA maximum denominator, through December 31, 2012	1.00
Covenant Ratio Debt EBITDA Maximum Numerator, Thereafter	3.00
Covenant Ratio Debt EBITDA Maximum Denominator Thereafter	1.00
Covenant ratio coverage maximum numerator	4.00
Covenant ratio coverage maximum denominator	1.00
Short Term Debt Letters Of Credit	35,500,000
Letters of Credit, Renewable Term	1 year
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Unsecured debt, credit agreement		1,250,000,000
Office Lease Obligations [Member]
Line of Credit Facility [Line Items]
Short Term Debt Letters Of Credit	13,800,000
Federal Funds [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate, percentage	0.50%
LIBOR [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate, percentage	1.00%
Senior Notes, 5.375% Due 2013 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Unsecured Long-term Debt, Noncurrent	333,500,000
Senior Notes, 5.375% Due 2014 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Unsecured Long-term Debt, Noncurrent	197,100,000
Senior Notes, 3.125% Due 2022 [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.125%
Unsecured Long-term Debt, Noncurrent	$ 600,000,000